INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD - Narrative (Details) - Zypp	12 Months Ended
Dec. 31, 2025 director
Disclosure of Associates [Line Items]
Number of directors appointed to the board of directors	1
Maximum
Disclosure of Associates [Line Items]
Proportion of ownership interest in associate	20.00%
The Company’s share in %	20.00%
Number of directors for board of directors	5